Expense Example - Janus Henderson International Core Alpha ETF - Janus Henderson International Core Alpha ETF Shares	Sep. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113